Other Intangible Assets and Goodwill - Summary of the Carrying Amounts of Intangible Assets and Goodwill (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	$ 2,083
Intangible assets and goodwill at end of period	2,107	$ 2,083
Gross carrying value
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	2,216	126
Additions during the period	32	2,019
Effect of exchange rate adjustment		71
Intangible assets and goodwill at end of period	2,248	2,216
Accumulated amortisation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	(133)	(112)
Amortization for the period	7	10
Impairment losses for the period	1	11
Intangible assets and goodwill at end of period	(141)	(133)
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	355
Intangible assets and goodwill at end of period	355	355
Goodwill | Gross carrying value
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	355	0
Additions during the period	0	341
Effect of exchange rate adjustment		14
Intangible assets and goodwill at end of period	355	355
Goodwill | Accumulated amortisation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	0	0
Impairment losses for the period	0	0
Intangible assets and goodwill at end of period	0	0
Licenses and Patents
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	23
Intangible assets and goodwill at end of period	53	23
Licenses and Patents | Gross carrying value
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	149	126
Additions during the period	32	23
Effect of exchange rate adjustment		0
Intangible assets and goodwill at end of period	181	149
Licenses and Patents | Accumulated amortisation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	(126)	(112)
Amortization for the period	1	3
Impairment losses for the period	1	11
Intangible assets and goodwill at end of period	(128)	(126)
Technology Platform
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	173
Intangible assets and goodwill at end of period	167	173
Technology Platform | Gross carrying value
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	180	0
Additions during the period	0	174
Effect of exchange rate adjustment		6
Intangible assets and goodwill at end of period	180	180
Technology Platform | Accumulated amortisation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	(7)	0
Amortization for the period	6	7
Impairment losses for the period	0	0
Intangible assets and goodwill at end of period	(13)	(7)
Acquired IPR&D
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	1,532
Intangible assets and goodwill at end of period	1,532	1,532
Acquired IPR&D | Gross carrying value
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	1,532	0
Additions during the period	0	1,481
Effect of exchange rate adjustment		51
Intangible assets and goodwill at end of period	1,532	1,532
Acquired IPR&D | Accumulated amortisation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	0	0
Amortization for the period	0	0
Impairment losses for the period	0	0
Intangible assets and goodwill at end of period	$ 0	$ 0